Equity Transactions	12 Months Ended
Jun. 30, 2011
Equity Transactions [Abstract]
Equity Transactions

9.    Equity Transactions

Reverse Stock Split

On October 30, 2007, the Board approved a 1-for-5.1 reverse split of the Company's common stock. On October 31, 2007, the reverse split was further approved by a majority of the shareholders. The stock split was effective on November 2, 2007. In conjunction with these actions, the number of authorized shares of common stock was adjusted to 33,362,500. All share and per share amounts related to common stock, options and common stock warrants included in the consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the stock split.

Amended and Restated Certificate of Incorporation

On October 30, 2007, the Board approved an amendment and restatement of the Company's Second Amended and Restated Certificate of Incorporation, which was adopted by the majority of the shareholders of the Company on October 31, 2007 (the "Third Amended and Restated Certificate of Incorporation" or "Certificate"). The Certificate authorizes the Company to issue 100,000,000 shares of Common Stock and 10,000,000 shares of Preferred Stock. The Certificate became effective on December 18, 2007, upon its filing with the Secretary of State of the State of Delaware. This Certificate superseded the Company's previous Certificate of Incorporation. The Redeemable Convertible Series B and Series C Preferred Stock are no longer authorized effective December 18, 2007.

Series C Dividend

On November 5, 2007, the Company's Board unanimously declared a cash dividend to the holders of Redeemable Convertible Series C Preferred stock effective immediately prior to and contingent upon the closing of an Initial Public Offering (the "IPO") and payable from the proceeds of the offering.

Concurrently with the closing of the IPO, the holders of Redeemable Convertible Series C Preferred stock were paid a cash dividend of $6.4 million. The amount of the declared dividend was equal to the pro rata amount of the annual 10% cumulative dividend that would have normally accrued on January 2, 2008 under the provisions of the preferred stock agreement.

Prior to declaration of the cash dividend, the Company accrued $5.0 million toward the annual cumulative dividend which was reversed in the recording of the cash dividend.

On November 16, 2007, PNC Bank consented to waive the restriction of dividends in its credit agreement with the Company for the purposes of this dividend. The PNC agreement amended certain other covenants.

Private Placement of Shares

On November 6, 2007, the Company entered into an agreement to sell to a non-U.S. person in a transaction outside the United States in reliance upon Regulation S under the Securities Act of 1933, as amended (Securities Act), concurrently with and contingent upon the closing of the IPO and at the IPO price, $15,000,000 worth of shares of the Company's common stock. On December 18, 2007, the Company closed on its initial public offering and issued 833,333 shares to this investor at the offering price of $18.00 per share.

Initial Public Offering

In December 2007, the Company completed the IPO of its common stock in which it sold and issued 4,450,000 shares of its common stock, at an issue price of $18.00 per share. The Company raised a total of $80.1 million in gross proceeds from the IPO, or approximately $71.0 million in net proceeds after deducting underwriting discounts and commissions of $5.6 million and other offering costs of $3.5 million. Upon the closing of the IPO, all shares of convertible preferred stock outstanding automatically converted into an aggregate of 19,879,675 shares of common stock.

Investment by Technology Crossover Ventures in K12 Inc.

In April 2011, the Company completed a private placement sale of 4 million shares of restricted Common Stock at a price of $31.46 per share to Technology Crossover Ventures (TCV). The gross proceeds of $125.8 million were unrestricted and may be used for acquisitions, strategic investments and general corporate purposes. Under the terms of the transaction, our Board of Directors (Board) appointed a director nominated by TCV to the Board to hold office until the next annual meeting of stockholders. Additionally, we granted TCV the right to participate on a pro-rata basis in any subsequent private offerings of Common Stock by the Company, subject to certain exclusions such as issuances in connection with acquisitions or employee equity plans. In addition, TCV was granted the right to demand registration of the shares of restricted Common Stock it acquired in the transaction.

Series A Special Stock

The Company issued 2,750,000 shares of Series A Special stock in connection with its acquisition of KC Distance Learning, Inc. (See note 13). The holders of the Series A Special stock have the right to convert those shares into common stock on a one-for-one basis and for the right to vote on all matters presented to K12 shareholders, other than for the election and removal of directors, for which holders of the Series A Special stock have no voting rights.